S000015623 [Member] Expense Example - iShares Residential and Multisector Real Estate ETF - iShares Residential and Multisector Real Estate ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 604